Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes the compensation of our Chief Executive Officer and other NEOs relative to certain performance metrics for the years ended December 31, 2024, 2023 and 2022, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$4,334,512	$8,726,817	$1,890,683	$3,303,686	$205.78	$61,539
2023(1)	$4,998,446	$6,496,734	$2,112,965	$2,601,096	$110.88	$45,308
2022	$2,365,485	$1,230,211	$1,318,952	$942,406	$17.77	$(154,363)

(1)	Amounts in this table for Year 2023 have been revised in this proxy statement to reflect the accurate Summary Compensation Table Total amounts for our PEO and Non-PEO NEOs for Year 2023.
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our CEO, Ernie Garateix, for the respective years shown.
Columns (c) & (e)
. “Compensation Actually Paid” (or “CAP”), as defined by SEC rules
, for our CEO, and average CAP for our
non-CEO
NEOs, in each of 2024, 2023 and 2022 reflects the respective amounts set forth in columns (b) and (d), respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (c) and (e) do not reflect the actual amount of compensation earned by or paid to our CEO or to our non-CEO
NEOs during the applicable year. For information regarding decisions made by our Compensation Committee with respect to our NEOs’ compensation for each fiscal year, please see
the “Executive Compensation” section of this proxy statement and the proxy statement for the 2024 annual meeting of stockholders.

	2024		2023		2022
	CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs
Reported SCT Total ($)	4,334,512	1,890,683	4,998,446	2,112,965	2,365,485	1,318,952
Reported SCT Stock Award Value ($)	1,657,500	473,750	2,475,000	825,000	1,000,000	275,000
Reported SCT Option Award Value ($)	—	—	—	—	—	—
Year-end FV of Awards Granted in the Applicable FY ($)	2,490,664	696,639	3,515,688	1,198,526	223,215	53,571
Change in FV of Awards Granted in Prior Years that were Unvested as of Applicable FY End ($)	2,632,722	923,158	(146,300)	(45,645)	(358,584)	(155,197)
Change in FV of Awards Granted in Prior Years that Vested in the Applicable FY ($)	926,419	266,956	634,251	166,478	(21,298)	(7,103)
Change in Dividend Accrued in the Applicable FY ($)	—	—	(30,351)	(6,227)	21,393	7,183
Compensation Actually Paid ($)	8,726,817	3,303,686	6,496,734	2,601,096	1,230,211	942,406
Column (d)
. The following
non-CEO
named executive officers are included in the average figures shown for each covered year: Kirk Lusk and Tim Moura.

Column (f)
. Calculated in the same manner as required under Item 201(e) of Regulation
S-K,
represents the cumulative total shareholder return (“TSR”) of Heritage for the measurement periods ending on December 31, 2024, 2023 and 2022, respectively, which illustrates the value, as of the last day of the applicable measurement period, of an investment of $100 in Heritage common stock on December 31, 2021.
Colum (h)
. Reflects “Net (Loss) Income” in our consolidated statements of operations included in our Annual Reports on Form
10-K
for the years ended December 31, 2024, 2023 and 2022.

Named Executive Officers, Footnote	Column (d) . The following non-CEO named executive officers are included in the average figures shown for each covered year: Kirk Lusk and Tim Moura.
PEO Total Compensation Amount	$ 4,334,512	$ 4,998,446	$ 2,365,485
PEO Actually Paid Compensation Amount	$ 8,726,817	6,496,734	1,230,211
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
	CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs
Reported SCT Total ($)	4,334,512	1,890,683	4,998,446	2,112,965	2,365,485	1,318,952
Reported SCT Stock Award Value ($)	1,657,500	473,750	2,475,000	825,000	1,000,000	275,000
Reported SCT Option Award Value ($)	—	—	—	—	—	—
Year-end FV of Awards Granted in the Applicable FY ($)	2,490,664	696,639	3,515,688	1,198,526	223,215	53,571
Change in FV of Awards Granted in Prior Years that were Unvested as of Applicable FY End ($)	2,632,722	923,158	(146,300)	(45,645)	(358,584)	(155,197)
Change in FV of Awards Granted in Prior Years that Vested in the Applicable FY ($)	926,419	266,956	634,251	166,478	(21,298)	(7,103)
Change in Dividend Accrued in the Applicable FY ($)	—	—	(30,351)	(6,227)	21,393	7,183
Compensation Actually Paid ($)	8,726,817	3,303,686	6,496,734	2,601,096	1,230,211	942,406

Non-PEO NEO Average Total Compensation Amount	$ 1,890,683	2,112,965	1,318,952
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,303,686	2,601,096	942,406
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022
	CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs
Reported SCT Total ($)	4,334,512	1,890,683	4,998,446	2,112,965	2,365,485	1,318,952
Reported SCT Stock Award Value ($)	1,657,500	473,750	2,475,000	825,000	1,000,000	275,000
Reported SCT Option Award Value ($)	—	—	—	—	—	—
Year-end FV of Awards Granted in the Applicable FY ($)	2,490,664	696,639	3,515,688	1,198,526	223,215	53,571
Change in FV of Awards Granted in Prior Years that were Unvested as of Applicable FY End ($)	2,632,722	923,158	(146,300)	(45,645)	(358,584)	(155,197)
Change in FV of Awards Granted in Prior Years that Vested in the Applicable FY ($)	926,419	266,956	634,251	166,478	(21,298)	(7,103)
Change in Dividend Accrued in the Applicable FY ($)	—	—	(30,351)	(6,227)	21,393	7,183
Compensation Actually Paid ($)	8,726,817	3,303,686	6,496,734	2,601,096	1,230,211	942,406

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides an illustration of the relationship between CAP and the total shareholder return of Heritage. The amount of CAP to our CEO and the average amount of CAP to our NEOs as a group (excluding our CEO) is aligned with our cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income
The chart below provides an illustration of the relationship between CAP and net (loss) income. The amount of CAP to our CEO and the average amount of CAP to our NEOs as a group (excluding our CEO) is aligned with our net (loss) income over the three years presented in the table.

Total Shareholder Return Amount	$ 205.78	110.88	17.77
Net Income (Loss)	61,539,000	45,308,000	(154,363,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,657,500	2,475,000	1,000,000
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,490,664	3,515,688	223,215
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,632,722	(146,300)	(358,584)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	926,419	634,251	(21,298)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(30,351)	21,393
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	473,750	825,000	275,000
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696,639	1,198,526	53,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	923,158	(45,645)	(155,197)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,956	166,478	(7,103)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (6,227)	$ 7,183